State Tax-Free Income Trust	07/01/2005 - 06/30/2006

ICA File Number: 811-04521
Reporting Period: 07/01/2005 - 06/30/2006
T. Rowe Price State Tax-Free Income Trust

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04521

T. Rowe Price State Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Joseph A. Carrier
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-2653

Date of fiscal year end: 2/28

Date of reporting period: 7/1/05 to 6/30/06

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Income Trust

By (Signature and Title) /s/ Joseph A. Carrier
Joseph A. Carrier, Vice-President

Date August 11, 2006

=======================FLORIDA INTERMEDIATE TAX-FREE FUND==================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================== GEORGIA TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

==================== MARYLAND SHORT-TERM TAX-FREE BOND FUND ====================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= MARYLAND TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= MARYLAND TAX-FREE MONEY FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

======================== NEW JERSEY TAX-FREE BOND FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= NEW YORK TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= NEW YORK TAX-FREE MONEY FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= VIRGINIA TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

================================ END NPX REPORT=================================